MS PGRO-SUP-1 062813
Summary and Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Pacific Growth Fund
The following information replaces in its entirety the information appearing under the heading “Performance Information – Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10	Since
	Year	Years	Years	Inception

Class A shares: Inception (07/28/1997)	8.25%	-4.29%	9.35%	—

Class B shares: Inception (11/30/1990)
Return Before Taxes	8.68	-4.30	9.25	—
Return After Taxes on Distributions	8.68	-4.24	9.27	—
Return After Taxes on Distributions and Sale of Fund Shares	5.64	-3.51	8.30	—

Class C shares: Inception (07/28/1997)	12.77	-3.87	9.14	—

Class R shares: Inception (03/31/2008)	14.25	—	—	-1.30%

Class Y shares: Inception (07/28/1997)	14.82	-2.93	10.23	—

MSCI EAFE® Index	17.32	-3.69	8.21	—

MSCI All Country Asia Pacific Index[1]	16.78	-1.48	9.73	—

Custom Pacific Growth Index (reflects no deductions for fees, expenses or taxes)[1]	15.21	-1.57	10.15	—

Lipper Pacific Region Funds Index	21.50	-0.23	11.15	—

[1]	The Fund has elected to use the MSCI All Country Asia Pacific Index to represent its style specific benchmark rather than the Custom Pacific Growth Index because the MSCI All Country Asia Pacific Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.”
MS PGRO-SUP-1 062813

MS PGRO-SUP-2 062813
Summary and Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class R5 shares of the Fund listed below:
Invesco Pacific Growth Fund
The following information replaces in its entirety the information appearing under the heading “Performance Information – Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Class R5 shares[1]: Inception (05/23/2011)
Return Before Taxes	15.04%	-3.06%	10.05%
Return After Taxes on Distributions	14.91	-3.09	10.03
Return After Taxes on Distributions and Sale of Fund Shares	9.94	-2.48	9.05

MSCI EAFE® Index	17.32	-3.69	8.21

MSCI All Country Asia Pacific Index[2]	16.78	-1.48	9.73

Custom Pacific Growth Index (reflects no deductions for fees, expenses or taxes)[2]	15.21	-1.57	10.15

Lipper Pacific Region Funds Index	21.50	-0.23	11.15

[1]	Class R5 shares’ performance shown prior to the inception date is that of the Fund’s (and the predecessor fund’s) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the predecessor fund’s Class A shares is July 28, 1997.

[2]	The Fund has elected to use the MSCI All Country Asia Pacific Index to represent its style specific benchmark rather than the Custom Pacific Growth Index because the MSCI All Country Asia Pacific Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”
MS PGRO-SUP-2 062813